Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		7,400,000
Tax Benefit from Compensation Expense		$ 1.2		$ 0.9	$ 1.1
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Minimum payout range		0.00%
Maximum payout range		200.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Total Compensation Cost Not yet Recognized		$ 3.8
Total Shareholder Return [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 41.76		$ 20.84	$ 31.02
Expected Dividend Rate		3.80%		3.50%	2.60%
Expected Volatility Rate		19.80%		19.80%	16.90%
Risk Free Interest Rate		1.46%		0.88%	0.91%
Expected Term		2 years 10 months 10 days		2 years 10 months 6 days	2 years 10 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		252,250		236,581
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		85,501	[1]	105,076	90,098
Equity Instruments Other than Options, Converted in Period	[2]	(57,484)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(7,805)
Equity Other Than Options, Employee Migration	[3],[4]	(4,543)
Awards Other than Options, Fully Vested, Outstanding		73,092
Equity Instruments Other than Options, Converted, Aggregrate Intrinsic Value		$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		0.9
Equity Instruments Other than Options, Fully Vested, Aggregrate Intrinsic Value		$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Instruments Other than Options, Nonvested, Beginning Balance		179,097
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		85,501	[1]	105,076	90,098
Equity Instruments Other than Options, Vested in Period		(73,092)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(7,805)
Equity Other Than Options, Employee Migration	[3],[4]	(4,543)
Equity Instruments Other than Options, Nonvested, Ending Balance		179,158		179,097
Awards Other than Options, Vested and Expected to Vest	[5]	172,618
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 30.26		$ 25.12
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		41.76		$ 20.84	$ 31.02
Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		31.02
Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		31.52
Equity Other Than Options, Employee Migration, Weighted Average Grant Date Fair Value		$ 29.84
Equity Instruments Other than Options, Expected to Vest, Intrinsic Value		$ 0.0
Fair Value of Vested Performance Units and Restricted Stock		2.3		$ 2.0	$ 2.1
Total Compensation Cost Not yet Recognized		$ 2.9
Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 9 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested		$ 0.9
Performance Units Related to Earnings Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 34.83		$ 26.59	$ 33.99
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		84,083		78,864
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		28,499	[1]	35,025	30,034
Equity Instruments Other than Options, Converted in Period	[2]	(19,164)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(2,602)
Equity Other Than Options, Employee Migration	[3],[4]	(1,514)
Awards Other than Options, Fully Vested, Outstanding		24,366
Equity Instruments Other than Options, Converted, Aggregrate Intrinsic Value		$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		2.5
Equity Instruments Other than Options, Fully Vested, Aggregrate Intrinsic Value		$ 0.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Instruments Other than Options, Nonvested, Beginning Balance		59,700
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		28,499	[1]	35,025	30,034
Equity Instruments Other than Options, Vested in Period		(24,366)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(2,602)
Equity Other Than Options, Employee Migration	[3],[4]	(1,514)
Equity Instruments Other than Options, Nonvested, Ending Balance		59,717		59,700
Awards Other than Options, Vested and Expected to Vest	[5]	57,592
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 30.30		$ 29.70
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		34.83		$ 26.59	$ 33.99
Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		33.99
Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		31.20
Equity Other Than Options, Employee Migration, Weighted Average Grant Date Fair Value		$ 31.09
Equity Instruments Other than Options, Expected to Vest, Intrinsic Value		$ 0.0
Fair Value of Vested Performance Units and Restricted Stock		0.4		$ 0.0	$ 0.0
Total Compensation Cost Not yet Recognized		$ 0.9
Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 8 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested		$ 2.0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		3.0		2.2	2.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Total Compensation Cost Not yet Recognized		3.8
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 0.0		$ 0.0	0.1
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		625		1,796
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		0
Equity Other Than Options, Employee Migration		625
Equity Instruments Other than Options, Vested in Period, Aggregate Intrinsic Value		$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 0.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Instruments Other than Options, Nonvested, Beginning Balance		1,796
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		0
Equity Instruments Other than Options, Vested in Period		(1,796)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		0
Equity Other Than Options, Employee Migration		625
Equity Instruments Other than Options, Nonvested, Ending Balance		625		1,796
Awards Other than Options, Vested and Expected to Vest		625
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 31.92		$ 35.45
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		0.00
Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		35.38
Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		0.00
Equity Other Than Options, Employee Migration, Weighted Average Grant Date Fair Value		$ 31.92
Fair Value of Vested Performance Units and Restricted Stock		$ 0.1		$ 0.1	0.1
Total Compensation Cost Not yet Recognized		$ 0.0
Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 6 months 29 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 3.0		2.2	2.9
Performance Units Related to Earnings Per Share [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		0.5		0.1	0.4
Total Shareholder Return [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 2.5		$ 2.1	$ 2.4
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		965		1,131	18,820
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Paid for Tax Withholding		146

[1]	For performance units, this represents the target number of performance units granted. Actual number of performance units earned, if any, is dependent upon performance and may range from zero percent to 200 percent of the target.
[2]	These amounts represent performance units that vested at December 31, 2016 which were settled in February 2017.
[3]	Due to certain employees transferring between OG&E and OGE Energy.
[4]	Due to certain employees transferring between OG&E and OGE Energy.
[5]	The intrinsic value of the performance units based on total shareholder return and earnings per share is $0.9 million and $2.0 million, respectively.